GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS
GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS

NOTE 7 — GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS

Goodwill

The following table represents a roll forward of our goodwill balances by reportable segments:

(in millions)	Institutional	Food & Beverage	Total
Balance at December 31, 2020	$337.9	$129.1	$467.0
Acquisitions	6.8	2.0	8.8
Acquisition adjustments(1)	—	(8.7)	(8.7)
Impairment	—	—	—
Currency translation adjustment	(5.5)	(2.1)	(7.6)
Balance at September 30, 2021	$339.2	$120.3	$459.5
(1)	Represents measurement period adjustments related to the SaneChem acquisition.

Identifiable Intangible Assets

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at September 30, 2021, respectively:

	Gross Carrying	Accumulated	Accumulated	Net Book
(in millions)	Value	Amortization	Impairment	Value
Customer relationships	$924.4	$(173.6)	$—	$750.8
Trademarks	28.5	(7.1)	—	21.4
Capitalized software	81.8	(67.6)	—	14.2
Brand name	620.5	(126.7)	—	493.8
Non-compete agreements	8.5	(8.4)	—	0.1
Favorable leases	4.3	(2.9)	—	1.4
Intellectual property	43.4	(5.5)	—	37.9
Total intangible assets with definite lives	1,711.4	(391.8)	—	1,319.6
Trademarks and trade names with indefinite lives	874.2	—	—	874.2
Total identifiable intangible assets	$2,585.6	$(391.8)	$—	$2,193.8

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at December 31, 2020, respectively:

	Gross Carrying	Accumulated	Accumulated	Net Book
(in millions)	Value	Amortization	Impairment	Value
Customer relationships	$939.2	$(142.4)	$—	$796.8
Trademarks	28.8	(5.3)	—	23.5
Capitalized software	76.7	(58.5)	—	18.2
Brand name	642.7	(106.5)	—	536.2
Non-compete agreements	8.5	(8.4)	—	0.1
Favorable leases	4.3	(2.3)	—	2.0
Intellectual property	37.4	(3.2)	—	34.2
Total intangible assets with definite lives	1,737.6	(326.6)	—	1,411.0
Trademarks and trade names with indefinite lives	900.4	—	—	900.4
Total identifiable intangible assets	$2,638.0	$(326.6)	$—	$2,311.4

Amortization expense for intangibles was $24.2 million and $24.8 million for the three months ended September 30, 2021 and September 30, 2020, respectively. Amortization expense for intangibles was $72.6 million and $74.0 million for the nine months ended September 30, 2021 and September 30, 2020, respectively.

NOTE 8 — GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS

Goodwill

The following table represents a rollforward of our goodwill balances by reportable segments:

		Food &
(in millions)	Institutional	Beverage	Total
Gross value at December 31, 2018	$126.5	$359.3	$485.8
Accumulated impairment	(17.8)	(50.7)	(68.5)
Carrying value at December 31, 2018	108.7	308.6	417.3
Foreign currency adjustment	(0.3)	(1.0)	(1.3)
Gross value at December 31, 2019	126.2	358.3	484.5
Accumulated impairment	(17.6)	(50.0)	(67.6)
Carrying value at December 31, 2019	108.6	308.3	416.9
Acquisition	17.9	22.0	39.9
Foreign currency adjustment	2.4	6.9	9.3
Gross value at December 31, 2020	146.5	387.2	533.7
Accumulated impairment	(17.4)	(49.3)	(66.7)
Carrying value at December 31, 2020	$129.1	$337.9	$467.0

Identifiable Intangible Assets

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at December 31, 2020, respectively:

					Weighted
	Gross				Average
	Carrying	Accumulated	Accumulated	Net Book	Amortization
(in millions)	Value	Amortization	Impairment	Value	Periods
Customer relationships	$939.2	$(142.4)	$—	$796.8	26.3 years
Trademarks	28.8	(5.3)	—	23.5	13.5 years
Capitalized software	76.7	(58.5)	—	18.2	1.6 years
Brand name	642.7	(106.5)	—	536.2	16.7 years
Non-compete agreements	8.5	(8.4)	—	0.1	0.8 years
Favorable leases	4.3	(2.3)	—	2.0	1.7 years
Intellectual property	37.4	(3.2)	—	34.2	11.0 years
Total intangible assets with definite lives	1,737.6	(326.6)	—	1,411.0
Trademarks and trade names with indefinite lives	900.4	—	—	900.4
Total identifiable intangible assets	$2,638.0	$(326.6)	$—	$2,311.4

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at December 31, 2019, respectively:

					Weighted
	Gross				Average
	Carrying	Accumulated	Accumulated	Net Book	Amortization
(in millions)	Value	Amortization	Impairment	Value	Periods
Customer relationships	$885.5	$(90.4)	$—	$795.1	27.2 years
Trademarks	26.9	(3.0)	—	23.9	14.4 years
Capitalized software	53.5	(31.5)	—	22.0	1.7 years
Brand name	603.3	(69.8)	—	533.5	17.7 years
Non-compete agreements	6.2	(4.4)	—	1.8	0.8 years
Favorable leases	4.1	(1.5)	—	2.6	2.7 years
Intellectual property	37.4	—	—	37.4	12.0 years
Total intangible assets with definite lives	1,616.9	(200.6)	—	1,416.3
Trademarks and trade names with indefinite lives	846.6	—	—	846.6
Total identifiable intangible assets	$2,463.5	$(200.6)	$—	$2,262.9

Amortization expense for acquired intangibles was $98.2 million, $93.7 million and $91.2 million for the year ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively.

The estimated amortization expense related to the fair value of acquired intangible assets for each of the succeeding five years and thereafter is:

(in millions)
2021	$83.9
2022	75.2
2023	69.4
2024	69.4
2025	69.4
Thereafter	1,043.7
$1,411.0